Document And Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Information [Line Items]
Entity Registrant Name	POET TECHNOLOGIES INC.
Entity Central Index Key	0001437424
Trading Symbol	ptk
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)	260,018,853
Document Type	20-F/A
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 20-F/A (“Amendment No. 1”) to the Annual Report on Form 20-F of POET Technologies Inc. (the “Company”) for the fiscal year ended December 31, 2017, filed on April 30, 2018 (the “2017 Form 20-F”), amends the Company’s 2017 Form 20-F to correct the following: 1. submit its Interactive Data File (as defined in Rule 11 of Regulation S-T) with respect to the audited consolidated financial statements of the Company for that fiscal year as an exhibit to the Form 20-F pursuant to paragraph 101 under “Instructions as to Exhibits” of Form 20-F in accordance with Rule 405 of Regulation S-T; 2. Correct the date of the “REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM” from April 27, 2018 3. Correct the “LOSS PER SHARE” note number from Note 13 4. Correct 2016 numerical information in “NOTE 17 - SEGMENTED INFORMATION” The correction to the above noted statements are: 2. Correct date should be April 30, 2018 3. Note number should be Note 14 4. Cost of sales should be $946,001 in column 1 and $946,001 in column 4 Selling, marketing and administration should be $3,069,493 in column 1 and $11,421,604 in column 4 Research and development should be $1,042,842 in column 1 and $3,165,825 in column 4 Other than as set forth herein, the Company has not modified or updated any other disclosures and has made no changes to the items or sections in the Company’s 2017 Form 20-F. Other than as expressly set forth above, this Amendment No. 1 does not, and does not purport to, amend, update or restate the information in any part of the Company’s 2017 Form 20-F or reflect any events that have occurred after the 2017 Form 20-F was filed on April 30, 2018. The filing of this Amendment No. 1 should not be understood to mean that any other statements contained in the original filing are true and complete as of any date subsequent to April 30, 2018. Accordingly, this Amendment No. 1 should be read in conjunction with the 2017 Form 20-F and the documents filed with or furnished to the Securities and Exchange Commission by the Company subsequent to April 30, 2018, including any amendments to such documents.